Business combinations, 2023 (Details) - Asset Acquisition 2023 [Member] $ in Thousands	12 Months Ended
Dec. 31, 2023 USD ($)
Business acquisition [Abstract]
Property, plant and equipment under IAS 16 (Note 6)	$ 1,565
Intangible assets under IAS 38 (Note 6)	4,486
Inventories	1,646
Other current and non-current liabilities	(5,494)
Total net assets acquired at fair value	2,203
Asset acquisition - purchase price paid	(2,203)
Net result of business combinations	0
Revenue contributed by the acquisitions	0
Amount of loss after tax	800
Additional amount of loss after tax	$ 200